Non-financial assets and liabilities (Tables)	6 Months Ended
Dec. 31, 2022
Disclosure Of Non Financial Assets And Liabilities [Abstract]
Summary of Intangible Assets	Intangible assets

(in U.S. dollars, in thousands)	Goodwill	Acquired licenses to patents	In-process research and development acquired	Current marketed products	Total
Year Ended June 30, 2022
Opening net book amount	134,453	2,072	427,779	16,242	580,546
Additions	—	(450)	—	—	(450)
Exchange differences	—	74	—	1	75
Amortization charge	—	(64)	—	(1,455)	(1,519)
Closing net book amount	134,453	1,632	427,779	14,788	578,652

As of June 30, 2022
Cost	134,453	2,987	489,698	24,000	651,138
Accumulated amortization	—	(1,355)	—	(9,212)	(10,567)
Accumulated impairment	—	—	(61,919)	—	(61,919)
Net book amount	134,453	1,632	427,779	14,788	578,652

Six Months Ended December 31, 2022
Opening net book amount	134,453	1,632	427,779	14,788	578,652
Additions/(Reversals)	—	—	—	—	—
Exchange differences	—	—	—	—	—
Amortization charge	—	(23)	—	(727)	(750)
Closing net book amount	134,453	1,609	427,779	14,061	577,902

As of December 31, 2022
Cost	134,453	2,979	489,698	24,000	651,130
Accumulated amortization	—	(1,370)	—	(9,939)	(11,309)
Accumulated impairment	—	—	(61,919)	—	(61,919)
Net book amount	134,453	1,609	427,779	14,061	577,902

Summary of Carrying Value of In Process Research and Development Acquired by Product	Carrying value of in-process research and development acquired by product

(in U.S. dollars, in thousands)	As of December 31, 2022	As of June 30, 2022
Cardiovascular products(1)	254,351	254,351
Intravenous products for metabolic diseases and inflammatory/immunologic conditions(2)	70,730	70,730
MSC products(3)	102,698	102,698
	427,779	427,779
(1)Includes MPC-150-IM for the treatment or prevention of chronic heart failure and MPC-25-IC for the treatment or prevention of acute myocardial infarction
(2)Includes MPC-300-IV for the treatment of biologic-refractory rheumatoid arthritis and diabetic nephropathy
(3)Includes remestemcel-L for the treatment of children with SR-aGVHD and remestemcel-L for the treatment of Crohn’s disease
Summary of Provisions

	As of December 31, 2022			As of June 30, 2022
(in U.S. dollars, in thousands)	Current	Non-current	Total	Current	Non-current	Total
Contingent consideration	11,015	8,966	19,981	10,823	12,461	23,284
Employee benefits	3,088	32	3,120	3,333	62	3,395
Provision for license agreements	3,750	—	3,750	3,750	—	3,750
	17,853	8,998	26,851	17,906	12,523	30,429

Summary of Deferred Tax Balances	Deferred tax balances

(in U.S. dollars, in thousands)	As of December 31, 2022	As of June 30, 2022
Deferred tax assets
The balance comprises temporary differences attributable to:
Tax losses	79,288	80,411
Other temporary differences	8,828	7,831
Total deferred tax assets	88,116	88,242

Deferred tax liabilities
The balance comprises temporary differences attributable to:
Intangible assets	88,116	88,242
Total deferred tax liabilities	88,116	88,242
Net deferred tax liabilities	—	—

Schedule of Movements Related to Deferred Tax Assets and Liabilities	Movements

(in U.S. dollars, in thousands)	Tax losses(1) (DTA)	Other temporary differences(1) (DTA)	Intangible assets (DTL)	Total (DTL)
As of June 30, 2021	(71,916)	(8,248)	80,164	—
Charged/(credited) to:
- profit or loss	(8,742)	425	8,078	(239)
- directly to equity	247	(8)	—	239
As of June 30, 2022	(80,411)	(7,831)	88,242	—
Charged/(credited) to:
- profit or loss	997	(997)	(126)	(126)
- directly to equity	126	—	—	126
As of December 31, 2022	(79,288)	(8,828)	88,116	—
(1)Deferred tax assets are netted against deferred tax liabilities